Summary of Significant Accounting Policies (Details 2)	12 Months Ended
Dec. 31, 2019
Trademarks [Member]
Estimated useful lives	10 years
License [Member]
Estimated useful lives	10 years
Software [Member]
Estimated useful lives	10 years